Schedule of Changes in Biological Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Balance as of January 1	₪ 6,365	₪ 5,566
Costs of growing medical cannabis plants	57,496	79,131
Change in fair value less selling costs	261	13,054
Damaged (See Note 1(2) and Note 12B)	(8,885)
Transfer to inventory	(54,415)	(91,386)
Balance as of December 31	₪ 822	₪ 6,365